7. LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Components of loans
	December 31,	December 31,
	2016	2015
Loans	$379,370	$253,268
Less: Provision for credit losses	(5,094)	(2,609)
Less: Deferred loan origination fees	(2,975)	─

Loans, net	$371,301	$250,659

Carrying amount of the loans
December 31, 2016	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross loans	$343,152	$7,963	$28,255	$379,370
Less: Provision for credit losses	(978)	(675)	(3,441)	(5,094)
Less: Deferred loan origination fees	(2,975)	─	─	(2,975)
Loans, net	$339,199	$7,288	$24,814	$371,301

(1)	Loans less than 30 days past due are presented as current.

December 31, 2015	Total Current(1)	31-90 days past due	> 90 days past due	Total carrying amount
Gross loans	$250,319	$1,710	$1,239	$253,268
Less: Provision for credit losses	(2,468)	(26)	(115)	(2,609)
Less: Deferred loan origination fees	─	─	─	─
Loans, net	$247,851	$1,684	$1,124	$250,659

(1)	Loans less than 30 days past due are presented as current.